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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 29, 2001
                                                        -------------

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

MARSHFIELD ASSOCIATES
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

21 DUPONT CIRCLE, NW  STE 310,        WASHINGTON,        DC          20036
--------------------------------------------------------------------------------
Business Address    (Street)            (City)         (State)       (Zip)

CHRIS NIEMCZEWSKI, MANAGING DIRECTOR, (202) 828-6200
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


-----------------------------------ATTENTION------------------------------------
               INTERNATIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                    CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of WASHINGTON and the State of DC on the 14 day of
                                                         --        --
AUGUST, 2001.
------------
                                              MARSHFIELD ASSOCIATES
                                  ----------------------------------------------
                                    (Name of Institutional Investment Manager)

                                                      [SIG]
                                  ----------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.: Name:                     13F File No.:
------------------------- ------------- ------------------------- -------------
1.                                      6.
------------------------- ------------- ------------------------- -------------
2.                                      7.
------------------------- ------------- ------------------------- -------------
3.                                      8.
------------------------- ------------- ------------------------- -------------
4.                                      9.
------------------------- ------------- ------------------------- -------------
5.                                      10.
------------------------- ------------- ------------------------- -------------


                                                                 SEC 1685 (5/91)

                            Marshfield Associates
                                   FORM 13F
                                June 29, 2001

                                                                                                                 Voting Authority
                                                                                                                -------------------
                                      Title                   Value   Shares/    Sh/  Put/ Invstmt   Other
Name of Issuer                      of class    CUSIP       (x$1000)  Prn Amt    Prn  Call Dscretn   Managers   Sole   Shared  None
------------------------------     ---------  ---------     --------  --------   ---  ---- -------   ---------  -----  ------- ----
Abbott Laboratories                COM        002824100          1201     25017  SH        Sole                  25017
American Express Company           COM        025816109          7049    181688  SH        Sole                 181688
American Home Products Corpora     COM        026609107          1274     21688  SH        Sole                  21688
American International Group       COM        026874107          1179     13865  SH        Sole                  13865
Anheuser-Busch Companies, Inc.     COM        035229103          1343     32599  SH        Sole                  32599
Berkley W.R. Corp                  COM        084423102          2977     71884  SH        Sole                  71884
Berkshire Hathaway Class A         COM        084670108         24984       360  SH        Sole                    360
Berkshire Hathaway Class B         COM        084670207         34116     14833  SH        Sole                  14833
Bristol Myers-Squibb               COM        110122108          1379     26358  SH        Sole                  26358
CCC Information Services           COM        12487Q109          8555   1440189  SH        Sole                1440189
Cisco Systems Inc                  COM        17275R102           211     11593  SH        Sole                  11593
Citigroup                          COM        132187105         14573    275798  SH        Sole                 275798
Coca-Cola Company                  COM        191216100          1111     24681  SH        Sole                  24681
Colgate-Palmolive Company          COM        194162103           982     16645  SH        Sole                  16645
Disney (Walt) Company              COM        254687106           740     25630  SH        Sole                  25630
Dover Corp.                        COM        260003108          8248    219078  SH        Sole                 219078
Emerson Electric Co.               COM        291011104          1219     20153  SH        Sole                  20153
Enron Corporation                  COM        293561106           837     17050  SH        Sole                  17050
Estee Lauder                       COM        518439104           345      8000  SH        Sole                   8000
ExxonMobil Corporation             COM        30231G102          1639     18764  SH        Sole                  18764
Federal Home Loan Mortgage Cor     COM        313400301         45540    669211  SH        Sole                 669211
Federal National Mortgage Asso     COM        313586109         13011    152797  SH        Sole                 152797
First Data Corp                    COM        319963104           236      3669  SH        Sole                   3669
Gannett Inc.                       COM        364730101         14253    216287  SH        Sole                 216287
General Electric Company           COM        369604103         17223    353295  SH        Sole                 353295
Gillette Company, The              COM        375766102          1347     46479  SH        Sole                  46479
Great Lakes Chemical               COM        390568103           537     17401  SH        Sole                  17401
Harley-Davidson                    COM        412822108           214      4550  SH        Sole                   4550
Heineken Holdings NV Shs A         COM                            873     29104  SH        Sole                  29104
Heinz (H.J.) Company               COM        423074103           557     13634  SH        Sole                  13634
Hewlett Packard                    COM        428236103           338     11814  SH        Sole                  11814
HomeFed Corp                       COM                            390    410397  SH        Sole                 410397
Intel Corp                         COM        458140100          2017     68948  SH        Sole                  68948
Intl Business Machines Corpora     COM        459200101          1082      9579  SH        Sole                   9579
J.P. Morgan Chase & Co.            COM        16161A108           324      7264  SH        Sole                   7264
Johnson & Johnson                  COM        478160104         27997    559948  SH        Sole                 559948
Leucadia National Corporation      COM        527288104         22035    679054  SH        Sole                 679054
Markel Corp                        COM        570535104         28714    146128  SH        Sole                 146128
Marriott International Inc Cla     COM        571900109         14936    315505  SH        Sole                 315505
Martin Marietta Materials          COM                           1036     20940  SH        Sole                  20940
Mattel, Inc                        COM        577081102           543     28678  SH        Sole                  28678
Mc Donald's Corporation            COM        580135101         25498    942285  SH        Sole                 942285
Merck & Co., Inc.                  COM        589331107          5105     79883  SH        Sole                  79883
Microsoft Corporation              COM        594918104          2301     31516  SH        Sole                  31516
Minnesota Mining & Manufacturi     COM        604059105          2201     19293  SH        Sole                  19293
Mohawk Industries                  COM        MHK               22065    626834  SH        Sole                 626834
Morgan Stanley Dean Witter & C     COM        24240V101         18797    292656  SH        Sole                 292656
Nestle ADR (Regular Shares)        COM        641069406           866     16340  SH        Sole                  16340
Nestle Ltd. (Registered)           COM                            871      4100  SH        Sole                   4100
Nike Inc Cl B                      COM        654106103           467     11110  SH        Sole                  11110
Odyssey Re Holdings                COM        67612W108         11941    660796  SH        Sole                 660796
PepsiCo, Inc.                      COM        713448108         12333    279037  SH        Sole                 279037
Pfizer Inc.                        COM        717081103          2784     69514  SH        Sole                  69514
Philip Morris Companies Inc.       COM        718154107           285      5623  SH        Sole                   5623
Procter & Gamble Company, The      COM        742718109          1751     27450  SH        Sole                  27450
Roper Industries Inc               COM        776696106          7578    181520  SH        Sole                 181520
SBC Communications Inc             COM        78387G103           441     11011  SH        Sole                  11011
Sabre Holdings Corp Cl A           COM        785905100         14252    285049  SH        Sole                 285049

                             Marshfield Associates
                                    FORM 13F
                                 June 29, 2001

                                                                                                                  Voting Authority
                                                                                                                -------------------
                                      Title                   Value   Shares/    Sh/  Put/ Invstmt   Other
Name of Issuer                      of class    CUSIP       (x$1000)  Prn Amt    Prn  Call Dscretn   Managers   Sole   Shared  None
------------------------------     ---------  ---------     --------  --------   ---  ---- -------   ---------  -----  ------- ----
Schering-Plough Corp.              COM           806605101       329     9080    SH          Sole                9080
Sealed AirCorp                     COM           81211K100      2074    55670    SH          Sole               55670
St. Paul Companies                 COM           792860108      3653    72058    SH          Sole               72058
State Street Corp                  COM           857477103       426     8600    SH          Sole                8600
Student Loan Corp                  COM           863902102       520     7450    SH          Sole                7450
Tribune Co                         COM                           294     7347    SH          Sole                7347
Tricon Global Restaurants          COM           895953107     51414  1171153    SH          Sole             1171153
Verizon Communications             COM           077853109       884    16527    SH          Sole               16527
Wal-Mart Stores, Inc.              COM           931142103       480     9837    SH          Sole                9837
Washington Post Co Cl B            COM           939640108      3543     6172    SH          Sole                6172
Wells Fargo & Company              COM           949740104     26434   569330    SH          Sole              569330
White Mountains Insurance Grou     COM           G9618E107     86152   228976    SH          Sole              228976
Williams Companies, The            COM           969457100       289     8785    SH          Sole                8785
REPORT SUMMARY                                71 DATA RECORDS 613197              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED